Consolidated Statements of Comprehensive Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net earnings (loss)	$ 194,544	$ (237,557)
Change in foreign currency translation	(24,154)	(11,662)
Reclassification of accumulated foreign currency translation on disposal of operations (note 5)	19,152	0
Unrealized gain on interest rate swaps, net of tax	6,955	4,319
Pension liability adjustments, net of tax	1,292	(541)
Total other non-comprehensive earnings (loss)	3,245	(7,884)
Comprehensive earnings (loss)	197,789	(245,441)
Less: Comprehensive earnings attributable to non- controlling interests	157,573	153,169
Comprehensive earnings (loss) attributable to Company	$ 40,216	$ (398,610)